	Adasina Social Justice All Cap Global ETF
	Schedule of Investments
	November 30, 2021 (Unaudited)

		Shares	Value
	Common Stocks - 99.1%
	Advertising - 0.8%
	DKSH Holding AG	533	$42,276.00
	The Interpublic Group of Companies Inc.	11,678	387,593
	IPSOS	628	28,275
	Publicis Groupe SA	2,551	164,071
	Stroeer SE & Co. KGaA	298	22,826
			645,041
	Aerospace & Defense - 0.1%
	Barnes Group, Inc.	1,623	70,519

	Apparel - 0.1%
	Kontoor Brands, Inc. (2)	517	27,877
	SMCP SA (1)	2,307	19,878
	Tod’s SpA (1)	567	32,421
			80,176
	Auto Manufacturers - 1.7%
	Geely Automobile Holdings Ltd.	44,399	131,844
	Isuzu Motors Ltd.	9,412	126,991
	Mazda Motor Corp. (1)	3,160	25,549
	SAIC Motor Corp. Ltd.	87,699	274,612
	Subaru Corp.	10,381	195,881
	Suzuki Motor Corp.	6,169	249,107
	Traton SE	13,387	313,421
	XPeng, Inc. - ADR (1)	927	50,985
			1,368,390
	Auto Parts & Equipment - 2.1%
	Aisin Corp.	5,720	210,070
	Denso Corp.	6,124	449,329
	Fox Factory Holding Corp. (1)	194	34,099
	Gentherm, Inc. (1)	436	36,820
	Hella GmbH & Co. KGaA	412	28,567
	Huayu Automotive Systems Co. Ltd.	29,900	121,080
	Magna International, Inc.	6,987	521,520
	Sumitomo Electric Industries Ltd.	20,229	265,367
	Visteon Corp. (1)	297	31,458
			1,698,310
	Banks - 7.6%
	Associated Banc-Corp.	1,611	35,281
	Banca IFIS SpA	1,664	27,645
	Bank Central Asia Tbk PT	255,778	129,920
	Bank Mandiri Persero Tbk PT	191,440	93,565
	Bank Negara Indonesia Persero Tbk PT	37,520	17,814
	Bank of Hawaii Corp. (2)	419	33,428
	Bank of Jiangsu Co. Ltd.	38,600	35,685
	Bank of Ningbo Co. Ltd.	4,800	29,292
	Bank OZK (2)	757	33,845
	Bank Rakyat Indonesia Persero Tbk PT	660,038	188,484
	BankUnited, Inc.	595	23,586
	Banner Corp. (2)	2,182	124,985
	BAWAG Group AG	574	33,241
	Cadence Bank	783	22,879
	Cathay General Bancorp	527	22,087
	China Minsheng Banking Corp. Ltd. - A Share	836,965	322,081
	CIT Group, Inc.	760	37,286
	Credicorp Ltd.	1,338	157,884
	DBS Group Holdings Ltd.	19,294	420,313
	Deutsche Pfandbriefbank AG	3,619	42,079
	DNB Bank ASA	13,629	296,473
	East West Bancorp, Inc. (2)	5,418	417,186
	FinecoBank Banca Fineco SpA	8,270	144,191
	First Bancorp	2,360	31,364
	First Hawaiian, Inc. (2)	1,088	28,560
	Glacier Bancorp, Inc. (2)	506	27,476
	Great Western Bancorp, Inc.	2,486	83,405
	Hancock Whitney Corp.	611	29,194
	Home Capital Group, Inc. (1)	3,188	103,011
	Hope Bancorp, Inc.	9,839	141,190
	Japan Post Bank Co. Ltd.	18,956	154,927
	Kasikornbank PCL	13,314	52,351
	Laurentian Bank of Canada	2,960	84,683
	OTP Bank Nyrt (1)	3,028	165,991
	Oversea-Chinese Banking Corp. Ltd.	51,822	414,984
	PacWest Bancorp	1,008	45,098
	Popular, Inc.	685	53,307
	Prosperity Bancshares, Inc.	582	41,485
	S&T Bancorp, Inc.	3,572	106,838
	Signature Bank (2)	946	285,976
	South State Corp. (2)	263	20,551
	SVB Financial Group (1)	613	424,398
	Texas Capital Bancshares, Inc. (1)	329	18,529
	The Siam Commercial Bank PCL - NVDR	106,319	384,922
	Trustmark Corp.	3,234	98,993
	United Overseas Bank Ltd.	16,280	302,412
	Walker & Dunlop, Inc.	165	23,214
	Webster Financial Corp. (2)	616	33,196
	Westamerica BanCorp	1,818	97,772
	Wintrust Financial Corp.	454	39,739
	Zions Bancorp N.A.	1,063	67,054
			6,049,850
	Beverages - 1.9%
	C&C Group PLC (1)	10,268	30,837
	Diageo PLC	10,421	523,835
	Heineken Holding NV	4,232	350,356
	JDE Peet’s NV	12,530	339,899
	Kweichow Moutai Co. Ltd.	500	151,524
	Royal Unibrew A/S	246	26,048
	Wuliangye Yibin Co. Ltd.	2,900	99,229
			1,521,728
	Biotechnology - 2.4%
	Biogen, Inc. (1)	1,240	292,318
	BioMarin Pharmaceutical, Inc. (1)(2)	1,634	140,998
	Bluebird Bio, Inc. (1)	2,792	28,227
	Frontage Holdings Corp. (1)	50,919	27,824
	Halozyme Therapeutics, Inc. (1)(2)	1,070	35,182
	Horizon Therapeutics PLC (1)	1,176	122,022
	Incyte Corp. (1)	2,699	182,776
	Innoviva, Inc. (1)	2,190	36,617
	Inovio Pharmaceuticals, Inc. (1)	3,500	25,340
	Intercept Pharmaceuticals, Inc. (1)	1,356	23,337
	Maravai LifeSciences Holdings, Inc. (1)	704	32,342
	NeoGenomics, Inc. (1)(2)	641	21,961
	Oxford Biomedica PLC (1)	1,634	28,492
	Radius Health, Inc. (1)	2,022	33,282
	REGENXBIO, Inc. (1)	1,176	37,632
	Royalty Pharma PLC - Class A	6,775	269,442
	Seagen, Inc. (1)	693	110,880
	Theravance Biopharma, Inc. (1)	2,591	21,764
	United Therapeutics Corp. (1)	136	25,772
	Vertex Pharmaceuticals, Inc. (1)	1,992	372,384
	Vitrolife AB	428	26,034
			1,894,626
	Building Materials - 0.7%
	AAON, Inc.	412	32,136
	American Woodmark Corp. (1)	1,092	67,311
	Apogee Enterprises, Inc.	2,007	82,889
	The AZEK Co., Inc. - Class A (1)	676	26,513
	Forbo Holding AG	10	19,235
	Fujimi, Inc.	342	22,138
	Ibstock PLC	11,202	28,499
	Investment AB Latour - Class A	6,109	229,693
	Lixil Corp.	1,427	35,051
			543,465
	Building Products - 0.0% (3)
	Schweiter Technologies	18	25,675

	Chemicals - 0.8%
	Chr Hansen Holding A/S	531	39,211
	HB Fuller Co.	1,080	79,013
	IMCD NV	272	60,038
	Kansai Paint Co. Ltd.	1,293	29,038
	Nippon Paint Holdings Co. Ltd.	17,323	182,010
	Nissan Chemical Corp.	555	31,967
	Nitto Denko Corp.	1,492	103,808
	Sensient Technologies Corp.	912	88,729
			613,814
	Commercial Services - 5.3%
	Adecco Group AG	1,425	65,907
	Afya Ltd. - Class A (1)	1,364	19,301
	ALD SA	3,646	50,724
	ASGN, Inc. (1)	461	56,094
	Automatic Data Processing, Inc. (2)	2,921	674,430
	Bravida Holding AB	4,170	55,372
	The Bidvest Group Ltd.	2,196	24,778
	Bright Horizons Family Solutions, Inc. (1)	802	98,606
	CBIZ, Inc. (1)	3,663	131,978
	CorVel Corp. (1)(2)	110	20,680
	CoStar Group, Inc. (1)	2,646	205,753
	Euromoney Institutional Investor PLC	3,356	42,313
	EVERTEC, Inc.	1,192	50,052
	Forrester Research, Inc. (1)	1,405	79,298
	FTI Consulting, Inc. (1)(2)	342	49,963
	Gartner, Inc. (1)	616	192,346
	Global Payments, Inc.	3,027	360,334
	Gruppo MutuiOnline SpA	960	44,844
	Huron Consulting Group, Inc. (1)	1,440	65,794
	IHS Markit Ltd.	2,737	349,843
	Insperity, Inc.	333	38,541
	Korn Ferry	664	48,299
	LiveRamp Holdings, Inc. (1)	412	19,335
	MarketAxess Holdings, Inc.	285	100,517
	Medifast, Inc.	127	26,129
	Monro, Inc. (2)	462	25,881
	Moody’s Corp. (2)	1,416	553,146
	PROG Holdings, Inc.	401	18,093
	Progyny, Inc. (1)	366	18,582
	Robert Half International, Inc.	2,365	262,917
	Savills PLC	1,896	33,512
	Triton International Ltd.	978	54,739
	Verisk Analytics, Inc.	1,646	370,136
	Zhejiang Expressway Co. Ltd. - H Shares	25,894	24,413
			4,232,650
	Computers - 2.4%
	Amdocs Ltd.	1,708	119,252
	Atos SE	924	39,314
	Bechtle AG	896	64,324
	Check Point Software Technologies Ltd. (1)	1,916	213,270
	Chinasoft International Ltd.	13,976	23,449
	Computacenter PLC	982	36,585
	CyberArk Software Ltd. (1)	262	45,287
	EPAM Systems, Inc. (1)	113	68,766
	ExlService Holdings, Inc. (1)	399	51,818
	FDM Group Holdings PLC	2,866	42,543
	Fortinet, Inc. (1)(2)	291	96,644
	Genpact Ltd.	2,258	108,994
	Insight Enterprises, Inc. (1)(2)	584	57,594
	Logitech International SA	1,363	107,314
	Lumentum Holdings, Inc. (1)(2)	425	36,877
	Maximus, Inc. (2)	1,034	78,015
	NetApp, Inc.	4,665	414,625
	NetScout Systems, Inc. (1)	794	23,741
	Otsuka Corp.	687	31,402
	Pure Storage, Inc. (1)(2)	901	27,904
	S&T AG	1,799	38,616
	SCSK Corp.	1,110	21,067
	Softcat PLC	913	22,322
	Sopra Steria Group SACA	280	49,355
	Tenable Holdings, Inc. (1)	473	23,366
	TTEC Holdings, Inc.	472	39,832
	Varonis Systems, Inc. (1)	627	32,485
			1,914,761
	Cosmetics & Personal Care - 0.3%
	Beiersdorf AG	2,353	233,653

	Distribution & Wholesale - 2.6%
	AddTech AB - Class B	1,954	44,357
	ALSO Holding AG	121	36,480
	Bossard Holding AG - A Shares	70	22,995
	IAA, Inc. (1)	906	43,760
	Inchcape PLC	2,208	24,217
	KAR Auction Services, Inc. (1)	3,590	53,814
	Leslie’s, Inc. (1)	1,373	28,778
	Munters Group AB	5,516	38,507
	Pool Corp.	609	337,459
	Resideo Technologies, Inc. (1)	1,179	30,760
	ScanSource, Inc. (1)	1,593	49,781
	SiteOne Landscape Supply, Inc. (1)	927	222,814
	Sojitz Corp.	4,508	63,762
	Toromont Industries Ltd.	1,167	97,614
	Toyota Tsusho Corp.	4,275	186,557
	W.W. Grainger, Inc.	1,709	822,730
			2,104,385
	Diversified Financial Services - 5.2%
	Aareal Bank AG	1,117	36,562
	AerCap Holdings NV (1)	460	25,778
	Affiliated Managers Group, Inc.	226	38,449
	Air Lease Corp.	751	30,483
	Ally Financial, Inc.	6,030	276,355
	American Express Co.	4,096	623,821
	Amundi SA	2,192	181,223
	Artisan Partners Asset Management, Inc. - Class A	916	40,973
	Avanza Bank Holding AB	692	26,232
	Banca Generali SpA	1,319	53,759
	BFF Bank SpA	3,670	27,429
	Blucora, Inc. (1)	2,688	43,519
	Brewin Dolphin Holdings PLC	4,542	20,551
	China International Capital Corp. Ltd. - H Shares	24,030	58,258
	CITIC Securities Co. Ltd. - A Share	35,425	84,520
	Collector AB (1)	9,606	42,363
	Columbia Financial, Inc. (1)	6,080	110,899
	CSC Financial Co. Ltd. - H Share	129,996	135,234
	DWS Group GmbH & Co. KGaA	521	20,349
	Euronext NV	851	83,192
	Evercore, Inc. - Class A	345	47,851
	First National Financial Corp.	596	19,147
	Hong Kong Exchanges & Clearing Ltd.	2,361	130,227
	IGM Financial, Inc.	1,728	62,193
	Intrum AB	626	15,638
	Jaccs Co. Ltd.	1,024	24,828
	Japan Exchange Group, Inc.	2,416	52,322
	KB Financial Group, Inc. - ADR	3,365	149,339
	Leonteq AG	351	24,958
	Liontrust Asset Management PLC	929	25,134
	Mastercard, Inc. - Class A	2,830	891,224
	Nordnet AB publ	1,155	21,395
	Old Mutual Ltd.	24,216	18,362
	OneMain Holdings, Inc.	1,715	85,390
	PennyMac Financial Services, Inc.	373	23,622
	Piper Sandler Companies	122	20,222
	Sanlam Ltd.	10,694	36,973
	SBI Holdings, Inc.	1,312	33,787
	Singapore Exchange Ltd.	5,397	35,149
	Stifel Financial Corp.	867	61,566
	Synchrony Financial (2)	7,459	334,089
	TMX Group Ltd.	629	60,787
	Virtus Investment Partners, Inc.	82	24,385
			4,158,537
	Electric - 0.1%
	Boralex, Inc.	1,252	35,389
	Encavis AG	1,101	20,176
			55,565
	Electrical Components & Equipment - 0.4%
	Belden, Inc.	665	41,011
	Contemporary Amperex Technology Co. Ltd.	548	58,489
	EnerSys	470	34,822
	Fujikura Ltd. (1)	4,270	21,548
	Littelfuse, Inc. (2)	276	82,380
	Novanta, Inc. (1)	224	36,165
	SMA Solar Technology AG	528	25,472
	Xinjiang Goldwind Science & Technology Co. Ltd. - A Share	10,901	24,051
			323,938
	Electronics - 3.1%
	Advanced Energy Industries, Inc.	354	31,042
	AEM Holdings Ltd.	11,788	43,932
	Arrow Electronics, Inc. (1)	999	121,528
	AT&S Austria Technologie & Systemtechnik AG	797	38,844
	Avary Holding Shenzhen Co. Ltd.	11,700	73,897
	Avnet, Inc.	1,364	49,472
	Badger Meter, Inc.	402	41,149
	Brady Corp. - Class A	560	28,140
	Coherent, Inc. (1)	116	30,036
	Electrocomponents PLC	1,211	19,354
	FARO Technologies, Inc. (1)	1,176	81,685
	II-VI, Inc. (1)(2)	541	33,829
	Itron, Inc. (1)	340	21,049
	Keysight Technologies, Inc. (1)	2,857	555,629
	National Instruments Corp.	1,322	54,889
	Nidec Corp.	1,917	219,481
	Sensata Technologies Holding PLC (1)	1,712	95,358
	Sesa SpA	88	17,394
	Shenzhen Inovance Technology Co. Ltd.	2,500	25,741
	TD SYNNEX Corp. (2)	3,665	379,181
	TDK Corp.	4,429	175,530
	Tokyo Electron Device Ltd.	383	22,836
	TTM Technologies, Inc. (1)	8,456	116,524
	Vontier Corp.	1,584	49,912
	Waters Corp. (1)	384	125,979
	Zhejiang Chint Electrics Co. Ltd.	5,100	41,465
			2,493,876
	Energy - Alternate Sources - 0.1%
	China Everbright Environment Group Ltd.	51,696	34,350
	Landis+Gyr Group AG	584	36,476
			70,826
	Engineering & Construction - 1.3%
	AFRY AB - B Shares	2,451	68,279
	Akka Technologies (1)	1,004	54,019
	Alten SA	392	64,420
	Bilfinger SE	2,087	66,856
	China Tower Corp. Ltd. - H Shares	1,735,200	220,354
	Dycom Industries, Inc. (1)	239	22,342
	Enav SpA (1)	6,796	28,013
	Frontdoor, Inc. (1)	1,381	47,727
	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,260	23,102
	Kajima Corp.	6,011	66,227
	Nishimatsu Construction Co. Ltd.	1,386	41,319
	Obayashi Corp.	7,350	54,116
	Shimizu Corp.	7,533	47,568
	SNC-Lavalin Group, Inc.	1,348	32,450
	Stantec, Inc.	1,565	84,374
	Taisei Corp.	1,611	46,963
	TAV Havalimanlari Holding AS (1)	9,904	20,035
	Tokyu Construction Co. Ltd.	4,618	26,233
	Waskita Karya Persero Tbk PT (1)	299,208	16,504
	YIT Oyj	8,711	43,142
			1,074,043
	Entertainment - 0.7%
	888 Holdings PLC	5,551	22,781
	Evolution AB	1,583	165,883
	Flutter Entertainment PLC (1)	2,173	292,949
	International Game Technology PLC	1,740	47,015
			528,628
	Environmental Control - 0.3%
	Hitachi Zosen Corp.	4,871	36,079
	Kurita Water Industries Ltd.	979	45,697
	Sweco AB - Class B	3,381	58,010
	Tetra Tech, Inc.	462	85,322
			225,108
	Food - 1.5%
	Aryzta AG (1)	26,951	31,308
	Axfood AB	1,528	41,270
	B&G Foods, Inc.	1,986	59,838
	Beyond Meat, Inc. (1)	261	18,338
	Cloetta AB - B Shares	10,009	27,375
	George Weston Ltd.	2,869	301,527
	ICA Gruppen AB	4,077	239,911
	J Sainsbury PLC	7,072	25,879
	Lamb Weston Holdings, Inc.	1,206	62,616
	Lancaster Colony Corp.	295	43,129
	Metro, Inc.	1,978	93,997
	Nomad Foods Ltd. (1)(2)	1,932	46,155
	The North West Co., Inc.	2,547	66,852
	Ocado Group PLC (1)	2,410	57,248
	Saputo, Inc.	2,552	56,260
	Sligro Food Group NV (1)	1,505	32,593
	Woolworths Holdings Ltd/South Africa	5,614	18,078
			1,222,374
	Hand & Machine Tools - 0.1%
	Disco Corp.	98	28,137
	Finning International, Inc.	2,215	56,204
			84,341
	Healthcare - Products - 4.8%
	Align Technology, Inc. (1)	266	162,667
	Ambu A/S - Class A	757	21,288
	AtriCure, Inc. (1)	484	30,686
	Avantor, Inc. (1)	3,078	121,519
	Bio-Techne Corp.	169	79,773
	CareDx, Inc. (1)	472	20,362
	CONMED Corp. (2)	425	55,871
	Danaher Corp.	2,999	964,598
	DENTSPLY SIRONA, Inc.	3,652	177,998
	Elekta AB - B Shares	2,636	31,067
	Glaukos Corp. (1)	345	14,845
	Haemonetics Corp. (1)	482	24,703
	Henry Schein, Inc. (1)	3,558	252,831
	Hill-Rom Holdings, Inc.	220	34,210
	ICU Medical, Inc. (1)	233	52,707
	IDEXX Laboratories, Inc. (1)	447	271,807
	Inari Medical, Inc. (1)	275	22,699
	Insulet Corp. (1)(2)	86	24,806
	Intuitive Surgical, Inc. (1)	1,602	519,593
	Koninklijke Philips NV	5,495	192,945
	LivaNova PLC (1)	397	31,824
	Natus Medical, Inc. (1)	3,233	73,066
	NuVasive, Inc. (1)	583	28,019
	Orthofix Medical, Inc. (1)	3,225	98,717
	Penumbra, Inc. (1)	186	45,691
	QIAGEN NV (1)	2,562	141,243
	ResMed, Inc.	817	208,212
	Sectra AB - Class B	906	22,364
	STAAR Surgical Co. (1)(2)	186	17,705
	STRATEC SE	242	36,392
	Tecan Group AG	74	43,861
			3,824,069
	Healthcare - Services - 1.8%
	Attendo AB (1)	3,933	14,415
	DaVita, Inc. (1)	3,143	297,013
	Encompass Health Corp.	927	53,414
	The Ensign Group, Inc.	421	32,135
	ICON PLC (1)	104	28,129
	Laboratory Corp. of America Holdings (1)	1,415	403,742
	LHC Group, Inc. (1)(2)	295	33,842
	Medibank Pvt Ltd.	37,858	92,609
	Medicover AB - B Shares	697	21,928
	The Pennant Group, Inc. (1)	1,043	21,204
	Quest Diagnostics, Inc.	2,540	377,647
	Syneos Health, Inc. (1)	598	58,102
	Terveystalo Oyj	2,405	29,832
			1,464,012
	Holding Companies - Diversified - 0.1%
	Alliance Global Group, Inc.	151,262	33,984
	EVENT Hospitality and Entertainment Ltd. (1)	2,198	23,751
			57,735
	Home Builders - 0.3%
	Barratt Developments PLC	6,030	55,636
	Bonava AB - A Shares	5,399	47,001
	Installed Building Products, Inc. (2)	252	32,531
	Sekisui Chemical Co. Ltd.	1,503	24,422
	Tama Home Co. Ltd.	1,622	32,713
	Tri Pointe Homes, Inc. (1)	1,653	41,276
			233,579
	Home Furnishings - 0.3%
	GN Store Nord AS	559	31,896
	Haier Smart Home Co. Ltd. - D Share	25,324	94,853
	iRobot Corp. (1)(2)	346	26,265
	Sonos, Inc. (1)	905	28,643
	TCL Technology Group Corp.	109,500	105,528
			287,185
	Household Products & Wares - 0.4%
	Reckitt Benckiser Group PLC	3,303	266,998
	Reynolds Consumer Products, Inc.	1,637	47,768
	WD-40 Co.	124	27,819
			342,585
	Insurance - 10.6%
	AIA Group Ltd.	20,090	211,444
	American National Group, Inc.	156	29,523
	Aon PLC (2)	1,536	454,303
	Arch Capital Group Ltd. (1)	8,792	355,021
	Argo Group International Holdings Ltd.	1,594	86,522
	Arthur J Gallagher & Co.	2,036	331,664
	Assicurazioni Generali SpA	23,696	472,896
	Axis Capital Holdings Ltd.	879	43,669
	Baloise Holding AG	212	31,523
	Brown & Brown, Inc. (2)	2,860	184,213
	China Life Insurance Co. Ltd. - H Share	182,418	300,448
	China Pacific Insurance Group Co. Ltd. - A Share	35,546	103,047
	Chubb Ltd.	4,620	829,151
	Cincinnati Financial Corp.	3,199	364,366
	CNO Financial Group, Inc.	1,095	24,813
	CNP Assurances	14,106	342,480
	eHealth, Inc. (1)	1,347	29,742
	Employers Holdings, Inc.	2,158	83,320
	Essent Group Ltd.	785	32,640
	Everest Re Group Ltd.	1,382	354,317
	Hannover Rueck SE	841	146,395
	The Hanover Insurance Group, Inc.	685	83,399
	Harel Insurance Investments & Financial Services Ltd.	3,049	32,206
	Helvetia Holding AG	205	22,529
	Horace Mann Educators Corp.	2,320	86,002
	iA Financial Corp. Inc.	748	39,581
	Japan Post Holdings Co. Ltd.	30,736	231,714
	Just Group PLC (1)	23,005	23,831
	Kemper Corp. (2)	677	37,452
	Kinsale Capital Group, Inc.	100	20,800
	Lincoln National Corp.	8,120	538,600
	Mapfre SA	24,277	49,433
	Mercury General Corp.	673	34,336
	MGIC Investment Corp. (2)	2,821	39,776
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,919	514,839
	New China Life Insurance Co. Ltd. - H Share	30,295	81,024
	NN Group NV	4,084	201,989
	Phoenix Group Holdings PLC	3,202	27,120
	The Phoenix Holdings Ltd.	3,112	38,739
	Primerica, Inc.	207	30,460
	ProAssurance Corp.	1,631	37,513
	Reinsurance Group of America, Inc.	682	64,729
	RenaissanceRe Holdings Ltd.	450	69,350
	Safety Insurance Group, Inc.	1,307	100,992
	SCOR SE	1,032	32,281
	SiriusPoint Ltd. (1)	11,835	91,130
	Solid Forsakring AB (1)	268	1,233
	State Auto Financial Corp.	575	29,589
	Storebrand ASA	4,372	40,067
	Swiss Life Holding AG	381	218,126
	Swiss Re AG	3,274	305,819
	Unipol Gruppo SpA	8,210	42,537
	Unum Group	1,885	43,544
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,138	31,383
	White Mountains Insurance Group Ltd.	42	42,122
	Willis Towers Watson PLC	1,591	359,311
			8,455,053
	Internet - 2.9%
	Adevinta ASA - A Shares (1)	2,600	36,982
	Anaplan, Inc. (1)	616	26,371
	Atea ASA	1,533	27,593
	Auto Trader Group PLC	4,454	43,169
	CDW Corp.	1,788	338,576
	DoorDash, Inc. - Class A (1)	662	118,346
	F5, Inc. (1)	1,910	434,678
	Fiverr International Ltd. (1)(2)	128	18,127
	IAC/InterActiveCorp - Class A (1)	1,294	172,943
	Mimecast Ltd. (1)	589	47,709
	My EG Services Bhd	100,708	26,543
	Perficient, Inc. (1)(2)	397	54,401
	Rakuten Group, Inc.	9,189	93,958
	Reply SpA	186	35,863
	SEEK Ltd.	997	24,601
	Spotify Technology SA (1)	736	175,536
	Trend Micro, Inc.	599	34,554
	United Internet AG	1,085	40,485
	Upwork, Inc. (1)	520	19,375
	Usen-Next Holdings Co. Ltd.	729	20,770
	VeriSign, Inc. (1)	1,406	337,314
	Wix.com Ltd. (1)	536	81,901
	Z Holdings Corp.	10,044	66,521
	ZOZO, Inc.	817	26,011
			2,302,327
	Investment Companies - 1.4%
	EXOR NV	4,622	404,234
	Groupe Bruxelles Lambert SA	3,864	415,445
	Grupo de Inversiones Suramericana SA	3,617	22,653
	Sofina SA	498	229,151
	VNV Global AB (1)	1,474	17,948
			1,089,431
	Leisure Time - 0.2%
	Basic-Fit NV (1)	442	19,045
	Roland Corp.	608	23,186
	Technogym SpA	2,024	18,579
	Trigano SA	141	24,679
	YETI Holdings, Inc. (1)	531	48,937
			134,426
	Lodging - 0.4%
	Choice Hotels International, Inc.	903	129,626
	Dalata Hotel Group PLC (1)	8,958	34,282
	Hilton Grand Vacations, Inc. (1)	1,309	62,177
	NagaCorp Ltd.	42,909	34,621
	Scandic Hotels Group AB (1)	11,505	44,551
	SKYCITY Entertainment Group Ltd.	7,810	15,902
			321,159
	Machinery - Diversified - 2.6%
	Albany International Corp. - Class A	576	46,616
	Altra Industrial Motion Corp.	505	26,618
	Bobst Group SA (1)	384	33,466
	Colfax Corp. (1)	1,554	72,168
	Daifuku Co. Ltd.	934	74,773
	FANUC Corp.	1,228	240,582
	Graco, Inc. (2)	8,952	652,511
	Interpump Group SpA	992	66,549
	Komax Holding AG (1)	94	24,947
	NARI Technology Co. Ltd.	4,895	31,816
	Nordson Corp.	2,463	626,070
	Omron Corp.	452	43,649
	Rieter Holding AG (1)	253	49,047
	Stabilus SA	572	37,761
	Zehnder Group AG	501	48,671
			2,075,244
	Media - 1.1%
	Cable One, Inc. (2)	122	216,191
	ITV PLC (1)	13,684	19,905
	Metropole Television SA	972	18,578
	Nordic Entertainment Group AB - A Shares (1)	310	15,325
	ProSiebenSat.1 Media SE	1,737	25,407
	Sirius XM Holdings, Inc. (2)	51,421	313,668
	The EW Scripps Co. - Class A	4,078	75,565
	Vivendi SE	14,413	182,511
			867,150
	Metal Fabricate & Hardware - 0.4%
	Helios Technologies, Inc.	394	39,530
	Martinrea International, Inc.	6,963	53,466
	Proto Labs, Inc. (1)	642	32,177
	Reliance Worldwide Corp. Ltd.	7,345	32,133
	SFS Group AG	296	37,360
	Standex International Corp.	1,138	117,225
	Troax Group AB	401	18,670
			330,561
	Miscellaneous Manufacturers - 1.0%
	China Jushi Co. Ltd.	21,500	59,055
	China Railway Signal & Communication Corp. Ltd. - H Shares	78,994	27,764
	CRRC Corp. Ltd. - A Share	622,795	276,413
	Enerpac Tool Group Corp.	2,540	53,619
	ESCO Technologies, Inc.	591	48,308
	Fabrinet (1)	258	28,525
	Federal Signal Corp. (2)	904	38,357
	Hillenbrand, Inc.	1,159	51,691
	Indutrade AB	2,941	81,994
	John Bean Technologies Corp.	233	36,761
	Sunny Optical Technology Group Co. Ltd.	1,414	42,769
	Uponor Oyj	1,395	31,844
			777,100
	Office & Business Equipment - 0.1%
	Datalogic SpA	1,455	24,222
	FUJIFILM Holdings Corp.	587	46,171
			70,393
	Packaging & Containers - 0.1%
	TriMas Corp.	2,342	77,567

	Pharmaceuticals - 3.9%
	Alector, Inc. (1)	1,524	31,471
	Amneal Pharmaceuticals, Inc. - Class A (1)	5,376	22,472
	AstraZeneca PLC	3,372	369,204
	Bausch Health Companies, Inc. (1)	4,211	99,530
	Bristol-Myers Squibb Co.	10,408	558,181
	China Feihe Ltd.	26,127	34,788
	Chongqing Zhifei Biological Products Co. Ltd.	1,100	22,252
	Heron Therapeutics, Inc. (1)	3,223	30,457
	Ironwood Pharmaceuticals, Inc. (1)	1,609	17,844
	Jazz Pharmaceuticals PLC (1)	343	41,115
	Madrigal Pharmaceuticals, Inc. (1)	355	29,362
	McKesson Corp.	1,821	394,720
	Neurocrine Biosciences, Inc. (1)(2)	478	39,793
	Novartis AG	11,538	915,659
	Novo Nordisk A/S - Class A	2,334	248,938
	Prestige Consumer Healthcare, Inc. (1)	455	25,457
	Revenio Group Oyj	690	43,454
	Richter Gedeon Nyrt	1,280	33,723
	Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Share	7,872	40,744
	Supernus Pharmaceuticals, Inc. (1)(2)	1,880	56,344
	USANA Health Sciences, Inc. (1)	452	45,073
	Zogenix, Inc. (1)(2)	2,200	24,750
			3,125,331
	Private Equity - 0.9%
	3i Group PLC	4,603	84,465
	Brookfield Asset Management, Inc. - Class A	9,803	545,171
	EQT AB	324	19,066
	Intermediate Capital Group plc	682	18,858
	Ratos AB - A Shares	4,507	26,248
			693,808
	Retail - 2.7%
	Alsea SAB de CV (1)	22,900	39,119
	Bilia AB	2,412	40,082
	BJ’s Wholesale Club Holdings, Inc. (1)(2)	609	40,285
	Fast Retailing Co. Ltd.	391	232,097
	Fielmann AG	630	40,987
	Food & Life Companies Ltd.	575	24,434
	Frasers Group PLC (1)	1,999	17,984
	Freshpet, Inc. (1)(2)	200	21,604
	GrandVision NV (1)	1,201	38,392
	Industria de Diseno Textil SA	15,530	487,006
	Jack in the Box, Inc.	682	56,333
	Kingfisher PLC	9,974	41,804
	Kura Sushi, Inc.	656	21,608
	Mango Excellent Media Co. Ltd.	11,100	75,804
	National Vision Holdings, Inc. (1)	700	33,628
	Next PLC	905	94,133
	Petco Health & Wellness Co., Inc. - Class A (1)	2,017	38,666
	Restaurant Brands International, Inc.	9,986	556,361
	Shake Shack, Inc. - Class A (1)	529	38,612
	SM Investments Corp.	7,024	136,618
	Takkt AG	4,198	67,949
	Truworths International Ltd.	6,866	21,304
			2,164,810
	Savings & Loans - 0.6%
	Investors Bancorp, Inc.	2,374	35,349
	Northwest Bancshares, Inc.	13,281	176,372
	Pacific Premier Bancorp, Inc.	698	27,047
	People’s United Financial, Inc.	3,048	51,938
	Provident Financial Services, Inc.	6,140	144,535
	Sterling Bancorp	2,017	50,042
	Washington Federal, Inc.	624	20,274
			505,557
	Semiconductors - 5.1%
	Advanced Micro Devices, Inc. (1)	3,511	556,037
	Allegro MicroSystems, Inc. (1)	567	17,707
	Ambarella, Inc. (1)	106	19,029
	ams AG (1)	1,479	26,163
	ASM International NV	336	150,070
	BE Semiconductor Industries NV	230	21,679
	Cirrus Logic, Inc. (1)	479	38,406
	Diodes, Inc. (1)	342	36,372
	Entegris, Inc.	1,863	272,147
	Lattice Semiconductor Corp. (1)	343	26,044
	Marvell Technology, Inc.	4,479	318,770
	Melexis NV	124	14,334
	MKS Instruments, Inc.	272	41,388
	Nova Ltd. (1)	308	39,593
	NVIDIA Corp. (2)	3,800	1,241,688
	Renesas Electronics Corp. (1)	2,104	26,720
	Rohm Co. Ltd.	241	22,562
	Siltronic AG	173	26,094
	SOITEC (1)	81	21,207
	SUMCO Corp.	1,410	30,896
	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,691	666,701
	u-blox Holding AG (1)	280	19,849
	United Microelectronics Corp. - ADR (2)	4,101	47,695
	X-Fab Silicon Foundries SE (1)	4,470	46,943
	Xilinx, Inc.	1,694	386,994
			4,115,088
	Software - 9.8%
	1Life Healthcare, Inc. (1)	576	9,176
	ACI Worldwide, Inc. (1)(2)	1,416	41,262
	Adobe, Inc. (1)	1,627	1,089,846
	ANSYS, Inc. (1)	682	266,989
	Atlassian Corp. PLC - Class A (1)	131	49,298
	Autodesk, Inc. (1)(2)	1,289	327,651
	Avalara, Inc. (1)	380	53,078
	Black Knight, Inc. (1)	2,864	204,690
	Blackbaud, Inc. (1)	419	31,618
	Blackline, Inc. (1)	412	45,341
	Bottomline Technologies DE, Inc. (1)	475	21,299
	Box, Inc. - Class A (1)(2)	1,315	30,784
	Broadridge Financial Solutions, Inc.	1,148	193,518
	Cadence Design Systems, Inc. (1)	1,341	237,974
	CDK Global, Inc.	1,802	69,629
	Cerence, Inc. (1)(2)	285	21,426
	Change Healthcare, Inc. (1)	2,469	50,071
	CommVault Systems, Inc. (1)(2)	617	38,797
	CompuGroup Medical SE & Co. KgaA	363	27,621
	Coupa Software, Inc. (1)	310	60,965
	CSG Systems International, Inc.	2,651	139,734
	The Descartes Systems Group, Inc. (1)	543	43,476
	DocuSign, Inc. (1)	570	140,425
	Evolent Health, Inc. (1)	772	20,072
	Fair Isaac Corp. (1)	600	211,878
	Fidelity National Information Services, Inc.	4,202	439,109
	Hansen Technologies Ltd.	5,405	21,308
	HubSpot, Inc. (1)	44	35,504
	Intuit, Inc.	831	542,061
	Kinaxis, Inc. (1)	127	19,330
	Konami Holdings Corp.	730	37,354
	Manhattan Associates, Inc. (1)	506	79,017
	MongoDB, Inc. (1)	55	27,396
	MSCI, Inc.	265	166,804
	New Relic, Inc. (1)	271	30,035
	NextGen Healthcare, Inc. (1)	4,204	65,162
	PagerDuty, Inc. (1)	535	18,966
	Paychex, Inc.	3,561	424,471
	Playtika Holding Corp. (1)	4,624	79,533
	Roper Technologies, Inc.	1,094	507,780
	The Sage Group PLC	8,754	89,386
	Sailpoint Technologies Holdings, Inc. (1)(2)	672	35,341
	SAP SE	4,451	567,034
	Sapiens International Corp. NV	1,747	61,966
	Schrodinger Inc/United States (1)	546	21,392
	ServiceNow, Inc. (1)	528	341,986
	SimCorp A/S	189	19,034
	Smartsheet, Inc. (1)	327	20,928
	Splunk, Inc. (1)	925	111,925
	SPS Commerce, Inc. (1)	258	36,375
	Synopsys, Inc. (1)	1,029	350,889
	Take-Two Interactive Software, Inc. (1)	782	129,718
	Teradata Corp. (1)	694	30,134
	Tinexta Spa	818	33,331
	TIS, Inc.	886	27,389
			7,797,276
	Telecommunications - 4.0%
	1&1 AG	800	22,548
	AudioCodes Ltd.	1,025	35,526
	Ciena Corp. (1)	958	57,700
	CommScope Holding Co., Inc. (1)	2,692	26,812
	Corning, Inc.	19,610	727,335
	DiGi.Com Bhd	30,882	30,578
	InterDigital, Inc.	283	19,219
	Iridium Communications, Inc. (1)(2)	794	30,529
	Juniper Networks, Inc.	2,708	84,300
	Maxis Bhd	29,402	32,673
	Mobile TeleSystems PJSC - ADR	11,771	94,286
	MTN Group Ltd. (1)	11,576	116,737
	NETGEAR, Inc. (1)	1,931	51,635
	Nippon Telegraph & Telephone Corp.	9,206	253,369
	Nokia Oyj (1)	33,217	183,747
	Plantronics, Inc. (1)	1,224	31,236
	PLDT, Inc.	231	7,702
	Proximus SADP	3,868	69,748
	Singapore Telecommunications Ltd.	127,789	219,948
	SoftBank Corp.	2,729	37,554
	SoftBank Group Corp.	5,975	317,313
	Tele2 AB - Class A	6,280	89,342
	Telefonica Deutschland Holding AG	13,760	36,521
	Telekom Malaysia Bhd	15,425	20,364
	Telenor ASA	22,597	331,961
	Telia Co. AB	29,710	114,293
	Telkom Indonesia Persero Tbk PT	370,021	103,081
	Tower Bersama Infrastructure Tbk PT	123,145	25,966
	Viavi Solutions, Inc. (1)	2,321	34,374
			3,206,397
	Toys, Games & Hobbies - 0.4%
	Hasbro, Inc.	3,306	320,384

	Transportation - 1.2%
	Atlas Corp.	1,892	25,561
	Cargojet, Inc.	163	21,268
	Forward Air Corp.	468	46,215
	Freightways Ltd.	3,545	30,315
	Hankyu Hanshin Holdings, Inc.	2,001	59,301
	Heartland Express, Inc.	5,180	86,713
	Kyushu Railway Co.	1,312	27,674
	Matson, Inc.	472	38,482
	Nippon Express Co. Ltd.	563	32,081
	Odakyu Electric Railway Co. Ltd.	2,148	41,373
	SG Holdings Co. Ltd.	1,285	28,406
	TFI International, Inc.	1,696	167,696
	Tobu Railway Co. Ltd.	1,675	37,839
	Tokyu Corp.	4,323	59,813
	Wallenius Wilhelmsen ASA (1)	7,380	33,825
	West Japan Railway Co.	4,852	209,301
	Yamato Holdings Co. Ltd.	1,651	36,409
			982,272
	Trucking & Leasing - 0.0% (3)
	GATX Corp.	299	29,451

	Water - 0.4%
	American States Water Co.	760	71,577
	Severn Trent PLC	2,853	108,932
	United Utilities Group PLC	8,021	115,085
			295,594
	Total Common Stocks
	(Cost $78,759,663)		79,179,823

	Preferred Stocks - 0.4%
	Banks - 0.4%
	Banco Bradesco SA - ADR	45,741	161,008
	Bancolombia SA - ADR	1,244	39,634
	Itau Unibanco Holding SA - ADR	39,025	152,978
			353,620
	Total Preferred Stocks
	(Cost $383,997)		353,620

	Warrants - 0.0% (3)
	Lodging - 0.0% (3)
	Minor International PCL, Strike Price $28.00, Expires 12/31/2023 (1)	733	94
	Minor International PCL, Strike Price $31.00, Expires 12/31/2024 (1)	665	65
			159
	Total Warrants
	(Cost $0)		159

	Short-Term Investments - 0.2%
	Money Market Funds - 0.2%
	First American Government Obligations Fund - Class X, 0.026% (4)	163,891	163,891
	Total Short-Term Investments
	(Cost $163,891)		163,891

	Investments Purchased with Collateral from Securities Lending - 11.1%
	Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (4)	8,909,952	8,909,952
	Total Investments Purchased with Collateral from Securities Lending
	(Cost $8,909,952)		8,909,952

	Total Investments in Securities - 110.8%
	(Cost $88,217,503)		88,607,445
	Liabilities in Excess of Other Assets - (10.8)%		(8,639,727)
	Total Net Assets - 100.0%		$79,967,718

ADR	American Depository Receipt
NVDR	Non-Voting Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2021. Total loaned had a value of $8,534,280 or 10.7% of net assets as of November 30, 2021. The remainining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of November 30, 2021.

Summary of Fair Value Exposure at November 30, 2021 (Unaudited)

The Adasina Social Justice All Cap Global ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$79,179,823	$–	$–	$79,179,823
Preferred Stocks (1)	–	353,620	–	–	353,620
Warrants	–	159	–	–	159
Short-Term Investments	–	163,891	–	–	163,891
Investments Purchased With Collateral From Securities Lending (2)	8,909,952	–	–	–	8,909,952
Total Investments in Securities	$8,909,952	$79,697,493	$–	$–	$88,607,445

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.